Cover	Feb. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 04, 2026
Entity Registrant Name	OWLET, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39516
Entity Tax Identification Number	85-1615012
Entity Address, Postal Zip Code	84048
City Area Code	844
Local Phone Number	334-5330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	OWLT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001816708
Amendment Flag	false